U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

REGISTRATION NO. 33-15807

POST-EFFECTIVE AMENDMENT NO. 45

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-5240

POST-EFFECTIVE AMENDMENT NO. 47

SELECTED CAPITAL PRESERVATON TRUST

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

Agents For Service:

Thomas D. Tays, Esq.

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

520-434-3771

-or-

Arthur Don

Greenberg Traurig LLP

77 West Wacker Drive

Suite 3100

Chicago, IL 60601

(312) 456-8438

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)

☐	On pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	On , pursuant to paragraph (a) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered: Shares of Beneficial Interest of:

Selected Daily Government Fund (Class S shares and Class D shares))

Selected Daily Government Fund is an authorized series of Selected Capital Preservation Trust

EXPLANATORY NOTE

This Post-Effective Amendment No. 45 to the Registration Statement contains:

XBRL filings for

Selected Capital Preservation Trust

Signature Pages

Exhibits:

SELECTED CAPITAL PRESERVATION TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 5th day of May 2013.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED CAPITAL PRESERVATION TRUST

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 5, 2013

Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 5, 2013

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(2), and 23(q)(3) of Registrant’s registration statement. 33-15807

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

SELECTED CAPITAL PRESERVATION TRUST

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 5, 2013 by the following persons in the capacities indicated.

Signature	Title

William P. Barr*	Director
William P. Barr

Francisco L. Borges *	Director
Francisco L. Borges

Andrew A. Davis*	Director
Andrew A. Davis

Christopher .C. Davis*	Director
Christopher C. Davis

Katherine L. MacWilliams*	Director
Katherine L. MacWilliams

James J. McMonagle*	Director
James J. McMonagle

Richard C. O’Brien*	Director
Richard C. O’Brien

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 23(q)(1) and 23(q)(4) of Registrant’s registration statement. 33-15807

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST

XBRL Files for Selected Capital Preservation Trust.

Selected Daily Government Fund (authorized series)